[State Farm Life and Accident Assurance Company Letterhead]

May 1, 2006

BY EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	State Farm Life and Accident Assurance Company Variable Life Separate Account (File No. 333-64345)

Ladies and Gentlemen:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus and statement of additional information pursuant to Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus and statement of additional information that would have been filed would not have differed from the prospectus and statement of additional information contained in the registrant’s most recent post-effective amendment filed with the Securities and Exchange Commission on April 27, 2006.

Please contact the undersigned at 309-766-4288 if you have any questions about this filing.

Sincerely,

/s/ Kevin L. McMullen
Kevin L. McMullen Counsel